LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Composition of the Company's loan portfolio
The composition of the Company's loan portfolio at December 31, 2015 and 2014 is as follows:

	December 31,
	2015	2014
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$417,458	$430,575
Multi-family and commercial	385,341	298,320
Construction	21,786	13,579
Total real estate loans	824,585	742,474

Commercial business loans:
SBA and USDA guaranteed	145,238	118,466
Time share	55,192	45,669
Condominium association	21,986	21,386
Other	69,033	66,446
Total commercial business loans	291,449	251,967

Consumer loans:
Home equity	53,779	51,093
Indirect automobile	1,741	3,692
Other	1,946	1,864
Total consumer loans	57,466	56,649

Total loans	1,173,500	1,051,090

Deferred loan origination costs, net of fees	1,735	1,571
Allowance for loan losses	(9,863)	(7,797)
Loans receivable, net	$1,165,372	$1,044,864

Allowance for Credit Losses on Financing Receivables
Changes in the allowance for loan losses for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2012	$1,125	$3,028	$22	$1,735	$477	$6,387
Provision for loan losses	522	523	56	159	59	1,319
Loans charged-off	(712)	(228)	—	(22)	(95)	(1,057)
Recoveries of loans previously charged-off	40	72	91	3	61	267
Balance at December 31, 2013	975	3,395	169	1,875	502	6,916
Provision for loan losses	277	355	85	666	156	1,539
Loans charged-off	(335)	(144)	—	(164)	(80)	(723)
Recoveries of loans previously charged-off	38	1	—	5	21	65
Balance at December 31, 2014	955	3,607	254	2,382	599	7,797
Provision for loan losses	109	1,691	262	393	54	2,509
Loans charged-off	(102)	(289)	—	(165)	(1)	(557)
Recoveries of loans previously charged-off	74	24	—	15	1	114
Balance at December 31, 2015	$1,036	$5,033	$516	$2,625	$653	$9,863

Additional Information on Allowance for Credit Losses on Financing Receivables
Further information pertaining to the allowance for loan losses at December 31, 2015 and 2014 is as follows:

December 31, 2015	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$303	$35	$—	$—	$—	$338
Allowance for loans individually or collectively evaluated and not deemed to be impaired	733	4,998	516	2,625	653	9,525
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$1,036	$5,033	$516	$2,625	$653	$9,863

Loans individually evaluated and deemed to be impaired	$6,354	$3,750	$—	$356	$158	$10,618
Loans individually or collectively evaluated and not deemed to be impaired	410,699	377,503	21,786	291,093	57,308	1,158,389
Amount of loans acquired with deteriorated credit quality	405	4,088	—	—	—	4,493
Total loans	$417,458	$385,341	$21,786	$291,449	$57,466	$1,173,500

December 31, 2014	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$287	$52	$—	$20	$—	$359
Allowance for loans individually or collectively evaluated and not deemed to be impaired	668	3,555	254	2,362	599	7,438
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$955	$3,607	$254	$2,382	$599	$7,797

Loans individually evaluated and deemed to be impaired	$5,318	$1,872	$—	$470	$—	$7,660
Loans individually or collectively evaluated and not deemed to be impaired	424,885	292,215	13,579	251,140	56,649	1,038,468
Amount of loans acquired with deteriorated credit quality	372	4,233	—	357	—	4,962
Total loans	$430,575	$298,320	$13,579	$251,967	$56,649	$1,051,090

Past Due Loans Receivables
The following represents an aging of loans at December 31, 2015 and 2014:

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans	Past Due 90 Days or More and Accruing
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$5,906	$1,054	$1,283	$8,243	$409,215	$417,458	$—
Multi-family and commercial	5,930	203	1,061	7,194	378,147	385,341	—
Construction	—	—	—	—	21,786	21,786	—
Commercial Business:
SBA and USDA guaranteed	—	—	—	—	145,238	145,238	—
Time share	—	—	—	—	55,192	55,192	—
Condominium association	—	—	—	—	21,986	21,986	—
Other	45	22	339	406	68,627	69,033	—
Consumer:
Home equity	130	—	121	251	53,528	53,779	—
Indirect automobile	31	—	—	31	1,710	1,741	—
Other	1	3	25	29	1,917	1,946	—
Total	$12,043	$1,282	$2,829	$16,154	$1,157,346	$1,173,500	$—

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans	Past Due 90 Days or More and Accruing
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,194	$258	$1,602	$6,054	$424,521	$430,575	$—
Multi-family and commercial	768	794	775	2,337	295,983	298,320	—
Construction	—	—	—	—	13,579	13,579	—
Commercial Business:
SBA and USDA guaranteed	1,536	—	459	1,995	116,471	118,466	459
Time share	—	—	—	—	45,669	45,669	—
Condominium association	—	—	—	—	21,386	21,386	—
Other	50	—	446	496	65,950	66,446	—
Consumer:
Home equity	20	158	23	201	50,892	51,093	—
Indirect automobile	103	10	—	113	3,579	3,692	—
Other	—	—	—	—	1,864	1,864	—
Total	$6,671	$1,220	$3,305	$11,196	$1,039,894	$1,051,090	$459

Impaired Financing Receivables
The following is a summary of impaired and nonaccrual loans at December 31, 2015 and 2014:

	Impaired Loans (1)
December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,957	$3,975	$—	$3,748
Multi-family and commercial	5,756	6,159	—	2,167
Commercial business - Other	356	356	—	339
Consumer - Home equity	158	158	—	183
Total impaired loans without valuation allowance	10,227	10,648	—	6,437

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,397	2,397	303	146
Multi-family and commercial	1,136	1,136	35	—
Total impaired loans with valuation allowance	3,533	3,533	338	146
Total impaired loans	$13,760	$14,181	$338	$6,583

(1) Includes loans acquired with deteriorated credit quality from the Newport Federal Savings Bank ("Newport") merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.

	Impaired Loans (1)
December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,414	$3,485	$—	$2,923
Multi-family and commercial	4,815	5,102	—	775
Commercial business - Other	645	645	—	264
Consumer - Home equity	—	—	—	23
Total impaired loans without valuation allowance	8,874	9,232	—	3,985

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,276	2,304	287	244
Multi-family and commercial	1,290	1,290	52	132
Commercial business - Other	182	182	20	182
Total impaired loans with valuation allowance	3,748	3,776	359	558
Total impaired loans	$12,622	$13,008	$359	$4,543

Additional Information Related to Impaired Loans
Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)

Year Ended December 31, 2013
Residential - 1 to 4 family	$6,940	$257	$180
Multi-family and commercial	5,653	164	—
Commercial business - Other	924	23	5
Consumer - Home equity	224	36	36
Total	$13,741	$480	$221

Year Ended December 31, 2014
Residential - 1 to 4 family	$5,890	$142	$47
Multi-family and commercial	6,487	391	72
Commercial business - Other	961	50	28
Consumer - Home equity	29	3	3
Consumer - Other	10	—	—
Total	$13,377	$586	$150

Year Ended December 31, 2015
Residential - 1 to 4 family	$5,891	$110	$7
Multi-family and commercial	6,268	308	34
Commercial business - Other	953	29	20
Consumer - Home equity	85	4	4
Total	$13,197	$451	$65

Financing Receivable Credit Quality Indicators
The following tables present the Company’s loans by risk rating at December 31, 2015 and 2014.

December 31, 2015	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$409,331	$2,001	$6,126	$—	$—	$417,458
Multi-family and commercial	—	356,921	14,187	14,233	—	—	385,341
Construction	—	21,786	—	—	—	—	21,786
Total real estate loans	—	788,038	16,188	20,359	—	—	824,585

Commercial business loans:
SBA and USDA guaranteed	145,238	—	—	—	—	—	145,238
Time share	—	55,192	—	—	—	—	55,192
Condominium association	—	21,986	—	—	—	—	21,986
Other	—	66,205	1,534	1,294	—	—	69,033
Total commercial business loans	145,238	143,383	1,534	1,294	—	—	291,449

Consumer loans:
Home equity	—	53,487	63	229	—	—	53,779
Indirect automobile	—	1,741	—	—	—	—	1,741
Other	—	1,946	—	—	—	—	1,946
Total consumer loans	—	57,174	63	229	—	—	57,466

Total loans	$145,238	$988,595	$17,785	$21,882	$—	$—	$1,173,500

December 31, 2014	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$423,134	$1,430	$6,011	$—	$—	$430,575
Multi-family and commercial	—	269,680	17,058	11,582	—	—	298,320
Construction	—	13,579	—	—	—	—	13,579
Total real estate loans	—	706,393	18,488	17,593	—	—	742,474

Commercial business loans:
SBA and USDA guaranteed	118,466	—	—	—	—	—	118,466
Time share	—	45,669	—	—	—	—	45,669
Condominium association	—	21,386	—	—	—	—	21,386
Other	—	61,835	2,709	1,902	—	—	66,446
Total commercial business loans	118,466	128,890	2,709	1,902	—	—	251,967

Consumer loans:
Home equity	—	50,965	57	71	—	—	51,093
Indirect automobile	—	3,692	—	—	—	—	3,692
Other	—	1,864	—	—	—	—	1,864
Total consumer loans	—	56,521	57	71	—	—	56,649

Total loans	$118,466	$891,804	$21,254	$19,566	$—	$—	$1,051,090

Loans Modified as Troubled Debt Restructurings
The following table provides information on loans modified as TDRs during the years ended December 31, 2015, 2014 and 2013.

			Allowance for
	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Year Ended December 31, 2013
Residential - 1 to 4 family	1	$152	$17
Total	1	$152	$17

Year Ended December 31, 2014
Residential - 1 to 4 family	1	$107	$—
Multi-family and commercial	2	1,405	46
Commercial business - other	2	207	20
Total	5	$1,719	$66

Year Ended December 31, 2015
Residential - 1 to 4 family	3	$496	$32
Multi-family and commercial	5	1,370	—
Commercial business - other	1	17	—
Consumer - home equity	1	98	—
Total	10	$1,981	$32

Troubled Debt Restructurings on Financing Receivables
The following table provides the recorded investment, by type of modification, for modified loans identified as TDRs during the years ended December 31, 2015, 2014 and 2013.

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Interest rate adjustments	$539	$379	$—
Principal deferrals	213	—	—
Combination of rate and payment (1)	146	182	—
Combination of rate and maturity (2)	—	1,158	152
Maturity only	1,083	—	—
Total	$1,981	$1,719	$152

(1) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and extensions of maturity.

Schedule of Loans Acquired with Evidence of Deteriorated Credit Quality [Table Text Block]
The following is a summary of loans acquired with evidence of credit deterioration from Newport as of
December 31, 2015.

	Contractual Required Payments Receivable	Cash Expected To Be Collected	Non-Accretable Discount	Accretable Yield	Loans Receivable
	(In Thousands)
Balance at acquisition date of September 6, 2013	$8,112	$6,885	$1,227	$—	$6,885
2013 Collections	(336)	(336)	—	—	(336)
Balance at December 31, 2013	7,776	6,549	1,227	—	6,549
2014 Collections	(255)	(220)	(35)	—	(220)
2014 Dispositions	(1,722)	(1,367)	(355)	—	(1,367)
Balance at December 31, 2014	5,799	4,962	837	—	4,962
Additions	—	186	(186)	186	—
2015 Collections	(143)	(135)	(8)	(65)	(70)
2015 Dispositions	(580)	(520)	(60)	—	(520)
Balance at December 31, 2015	$5,076	$4,493	$583	$121	$4,372

Schedule of Servicing Assets at Amortized Value
The following summarizes activity in capitalized mortgage servicing rights:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Balance at beginning of year	$1,117	$1,354	$1,313
Additions	197	129	384
Amortization	(361)	(366)	(343)
Balance at end of year	$953	$1,117	$1,354
Fair value of mortgage servicing assets	$1,909	$1,840	$1,918